Net revenues - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 149	€ 141	€ 119
Income from government grants	2,634	1,716	1,665
Net revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from government grants	€ 1,205	€ 1,189	€ 1,235